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                     HARTFORD SELECT LEADERS LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-88261

     SUPPLEMENT DATED OCTOBER 20, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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              SUPPLEMENT DATED OCTOBER 20, 2006 TO THE PROSPECTUS

The fund expense information for the American Funds in the Annual Fund Operating Expenses table of your Prospectus is deleted and replaced with the following:

                                               12B-1                                                                   TOTAL NET
                                            DISTRIBUTION                        TOTAL ANNUAL        CONTRACTUAL          ANNUAL
                                               AND/OR                               FUND          FEE WAIVERS OR          FUND
                           MANAGEMENT        SERVICING           OTHER            OPERATING           EXPENSE          OPERATING
FUND                          FEES              FEES            EXPENSES          EXPENSES        REIMBURSEMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global         0.58%             0.25%             0.04%            0.87% *             N/A                0.87%
 Growth Fund -- Class
 2
American Funds Global         0.74%             0.25%             0.05%            1.04% *             N/A                1.04%
 Small Capitalization
 Fund -- Class 2
American Funds Growth         0.33%             0.25%             0.02%            0.60% *             N/A                0.60%
 Fund -- Class 2
American Funds                0.28%             0.25%             0.01%            0.54% *             N/A                0.54%
 Growth-Income Fund -
 - Class 2
American Funds                0.52%             0.25%             0.05%            0.82% *             N/A                0.82%
 International Fund --
 Class 2

THE FOLLOWING FOOTNOTES ARE ADDED AT THE END OF THE FOOTNOTES FOLLOWING THE ANNUAL FUND OPERATING EXPENSES TABLE:

* The Series investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning, April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6049